Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
October 31, 2023
LPSK6-NPRT1-1223
1.9883996.106
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Entertainment - 0.5%
GungHo Online Entertainment, Inc.	58,070	875,552
International Games Systems Co. Ltd.	318,400	6,132,409
Warner Bros Discovery, Inc. (a)	822,184	8,172,509
		15,180,470
Interactive Media & Services - 0.2%
Cars.com, Inc. (a)	358,647	5,462,194
JOYY, Inc. ADR	24,407	949,920
New Work SE	218	15,593
ZIGExN Co. Ltd.	251,213	802,029
		7,229,736
Media - 0.6%
Comcast Corp. Class A	242,953	10,031,529
DMS, Inc.	5,673	51,400
Intage Holdings, Inc.	25,316	280,140
Nexstar Broadcasting Group, Inc. Class A	22,542	3,157,683
Pico Far East Holdings Ltd.	2,433,778	426,785
Reach PLC	658,290	610,490
RKB Mainichi Broadcasting Corp.	3,235	108,320
Saga Communications, Inc. Class A	35,834	695,180
Thryv Holdings, Inc. (a)	49,310	859,473
TOW Co. Ltd.	41,342	86,395
Trenders, Inc. (b)	17,440	135,914
TVA Group, Inc. Class B (non-vtg.) (a)	94,796	99,803
		16,543,112
TOTAL COMMUNICATION SERVICES		38,953,318
CONSUMER DISCRETIONARY - 14.2%
Automobile Components - 1.5%
Adient PLC (a)	45,285	1,525,652
ASTI Corp.	23,583	558,964
Brembo SpA	124,250	1,334,410
Cie Automotive SA	182,719	4,651,639
Compagnie Plastic Omnium SA	53,234	597,065
DaikyoNishikawa Corp.	57,457	287,413
Gentex Corp.	68,561	1,966,329
GUD Holdings Ltd.	11,038	75,062
Hi-Lex Corp.	110,590	969,214
LCI Industries	146,959	15,943,582
Lear Corp.	86,211	11,186,739
Motonic Corp.	243,391	1,479,490
Murakami Corp.	14,567	296,193
Patrick Industries, Inc.	20,845	1,566,502
PT Selamat Sempurna Tbk	6,654,200	908,622
Sewon Precision Industries Co. Ltd.	21,620	94,386
SJM Co. Ltd.	72,689	194,387
SNT Holdings Co. Ltd.	104,262	1,235,971
TBK Co. Ltd.	56	140
TPR Co. Ltd.	40,849	478,830
Yutaka Giken Co. Ltd.	114,251	1,472,581
		46,823,171
Automobiles - 0.3%
Harley-Davidson, Inc.	262,414	7,045,816
Isuzu Motors Ltd.	137,648	1,534,865
Kabe Husvagnar AB (B Shares)	25,755	617,200
		9,197,881
Broadline Retail - 2.4%
ASKUL Corp.	374,523	4,889,169
B&M European Value Retail SA	1,030,818	6,625,376
Belluna Co. Ltd.	571,076	2,320,437
Big Lots, Inc. (b)	139,559	636,389
Europris ASA (c)	304,567	1,724,461
Gwangju Shinsegae Co. Ltd.	24,227	539,658
Kohl's Corp.	139,943	3,155,715
Macy's, Inc.	133,400	1,624,812
Max Stock Ltd.	1,566	2,402
Next PLC	569,083	47,616,073
Rusta AB	638,854	2,592,629
Vipshop Holdings Ltd. ADR (a)	116,069	1,655,144
		73,382,265
Distributors - 0.4%
Arata Corp.	62,727	2,334,576
Autohellas SA	22,162	298,279
Central Automotive Products Ltd.	31,081	696,110
Inchcape PLC	339,514	2,748,331
PALTAC Corp.	160,581	5,205,471
		11,282,767
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	8,468	438,642
Clip Corp.	8,157	46,400
Cross-Harbour Holdings Ltd.	253,957	261,446
Frontdoor, Inc. (a)	50,002	1,446,558
H&R Block, Inc.	143,838	5,904,550
JP-Holdings, Inc.	19,706	45,968
Step Co. Ltd.	65,738	757,231
		8,900,795
Hotels, Restaurants & Leisure - 0.3%
Betsson AB (B Shares)	413,918	4,160,520
Brinker International, Inc. (a)	55,811	1,893,109
Ibersol SGPS SA (b)	165,031	1,169,949
J.D. Wetherspoon PLC (a)	183,427	1,409,021
		8,632,599
Household Durables - 2.8%
Ace Bed Co. Ltd.	1,569	28,895
Barratt Developments PLC	2,295,499	11,548,076
Bellway PLC	435,232	11,045,577
Chervon Holdings Ltd.	1,045,037	2,573,978
Cuckoo Holdings Co. Ltd.	49,130	616,769
D.R. Horton, Inc.	29,587	3,088,883
Emak SpA	459,079	431,833
First Juken Co. Ltd. (b)	142,038	1,029,872
FJ Next Co. Ltd.	139,722	976,251
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,022,646	4,744,149
Hamilton Beach Brands Holding Co. Class A	6,335	78,047
Helen of Troy Ltd. (a)(b)	151,314	14,877,192
JM AB (B Shares)	170,881	1,818,657
Open House Group Co. Ltd.	63,931	2,107,189
Portmeirion Group PLC	3,184	9,288
Pressance Corp.	343,627	3,707,271
Tempur Sealy International, Inc.	231,090	9,227,424
Token Corp.	27,850	1,461,577
TopBuild Corp. (a)	13,671	3,127,378
Vistry Group PLC	1,395,500	11,991,855
ZAGG, Inc. rights (a)(d)	384	0
		84,490,161
Leisure Products - 0.0%
Miroku Corp.	2,388	25,756
Roland Corp.	17,597	508,799
		534,555
Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.	12,449	558,213
Arcland Sakamoto Co. Ltd.	90,374	968,048
AutoZone, Inc. (a)	18,670	46,248,017
Best Buy Co., Inc.	57,477	3,840,613
BHG Group AB (a)	527,055	465,085
BMTC Group, Inc.	298,446	2,582,551
Buffalo Co. Ltd.	7,666	64,848
Dick's Sporting Goods, Inc.	71,277	7,623,075
Enigmo, Inc.	53,338	116,188
Foot Locker, Inc. (b)	295,264	6,197,591
Formosa Optical Technology Co. Ltd.	161,000	396,979
Fuji Corp.	60,625	683,602
Goldlion Holdings Ltd.	3,098,652	400,884
Hamee Corp. (b)	72,652	448,196
Handsman Co. Ltd.	47,126	328,782
IA Group Corp.	13,370	303,342
International Housewares Retail Co. Ltd.	744	204
JD Sports Fashion PLC	5,117,796	7,931,042
Jumbo SA	840,888	22,119,026
K's Holdings Corp.	66,979	623,293
Kid ASA (c)	7,834	63,606
Ku Holdings Co. Ltd.	75,690	552,968
Leon's Furniture Ltd.	36,156	441,928
Maisons du Monde SA (c)	14,252	71,570
Mr. Bricolage SA (a)	69,289	586,518
Nafco Co. Ltd.	237,399	2,903,213
Papyless Co. Ltd.	10,206	58,772
Pets At Home Group PLC	228,279	779,112
Ross Stores, Inc.	146,125	16,946,116
Sally Beauty Holdings, Inc. (a)	1,010,444	8,588,774
Sportsman's Warehouse Holdings, Inc. (a)	333,550	1,697,770
Syuppin Co. Ltd.	34,905	239,767
The Hour Glass Ltd.	221,786	269,686
Valvoline, Inc.	1,187	35,218
WH Smith PLC	208,364	2,937,770
Williams-Sonoma, Inc.	48,721	7,319,843
		145,392,210
Textiles, Apparel & Luxury Goods - 1.5%
Best Pacific International Holdings Ltd.	4,797,756	637,720
Crocs, Inc. (a)	6,216	555,213
Deckers Outdoor Corp. (a)	1,839	1,097,993
Embry Holdings Ltd. (a)	194,073	10,739
Gildan Activewear, Inc.	360,158	10,230,123
Handsome Co. Ltd.	187,090	2,582,878
Kontoor Brands, Inc.	89,414	4,153,280
Levi Strauss & Co. Class A (b)	520,746	7,118,598
PVH Corp.	115,251	8,568,912
Sun Hing Vision Group Holdings Ltd.	1,592,061	147,511
Texwinca Holdings Ltd.	3,831,580	509,348
Victory City International Holdings Ltd. (d)	4,590,144	170,109
Wolverine World Wide, Inc.	478,222	3,849,687
Youngone Corp.	27,064	1,086,347
Youngone Holdings Co. Ltd.	97,485	5,647,357
		46,365,815
TOTAL CONSUMER DISCRETIONARY		435,002,219
CONSUMER STAPLES - 7.2%
Beverages - 0.6%
A.G. Barr PLC	230,796	1,378,761
Britvic PLC	749,640	7,635,436
Monster Beverage Corp.	168,507	8,610,708
Muhak Co. Ltd.	63,420	254,329
Spritzer Bhd	268,100	87,436
Viva Wine Group AB	295,400	846,839
		18,813,509
Consumer Staples Distribution & Retail - 4.9%
Acomo NV	15,843	323,535
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	270,411	14,720,264
Belc Co. Ltd.	172,939	8,111,011
BJ's Wholesale Club Holdings, Inc. (a)	186,925	12,733,331
Corporativo Fragua S.A.B. de CV	31,560	846,181
Cosmos Pharmaceutical Corp.	141,169	14,691,120
Create SD Holdings Co. Ltd.	540,851	11,598,452
Daikokutenbussan Co. Ltd.	16,747	709,721
Eurocash SA	10,988	36,522
G-7 Holdings, Inc.	144,238	1,101,448
Genky DrugStores Co. Ltd.	133,982	5,102,122
Halows Co. Ltd.	163,735	4,599,886
MARR SpA	9,186	108,861
MARR SpA	1,900	22,516
Metro, Inc.	960,693	48,798,424
North West Co., Inc.	8,767	223,545
Performance Food Group Co. (a)	11,516	665,164
Sprouts Farmers Market LLC (a)	473,058	19,877,897
Tsuruha Holdings, Inc.	18,252	1,340,732
U.S. Foods Holding Corp. (a)	14,112	549,521
YAKUODO Holdings Co. Ltd.	18,193	335,105
Yaoko Co. Ltd.	96,163	4,950,694
		151,446,052
Food Products - 1.3%
Armanino Foods of Distinction	136,689	632,870
Axyz Co. Ltd.	2,307	43,859
Carr's Group PLC (b)	642,811	1,015,696
Century Pacific Food, Inc.	2,069,071	1,018,829
Delfi Ltd.	322,408	290,072
Food Empire Holdings Ltd.	4,058,073	3,259,779
Fresh Del Monte Produce, Inc.	90,332	2,258,300
Gruma S.A.B. de CV Series B	57,900	1,007,542
Inghams Group Ltd.	912,320	2,136,781
Ingredion, Inc.	32,163	3,009,814
Kaveri Seed Co. Ltd. (a)	54,000	401,394
Lamb Weston Holdings, Inc.	34,400	3,089,120
Nomad Foods Ltd. (a)	67,691	935,490
Ottogi Corp.	9,335	2,585,542
Pacific Andes International Holdings Ltd. (a)(d)	3,104,000	4
Pacific Andes Resources Development Ltd. (a)(d)	745,605	5
Pickles Holdings Co. Ltd.	41,223	326,176
Rocky Mountain Chocolate Factory, Inc. (a)	65,515	261,405
S Foods, Inc.	93,564	1,979,225
Seaboard Corp.	4,227	14,823,878
Sunjin Co. Ltd.	49,520	262,229
Sunjuice Holdings Co. Ltd.	22,000	151,392
Tate & Lyle PLC	224,295	1,718,865
		41,208,267
Household Products - 0.0%
Transaction Co. Ltd.	64,128	828,619
Personal Care Products - 0.3%
Hengan International Group Co. Ltd.	1,206,616	4,041,316
Sarantis SA	438,131	3,639,153
TCI Co. Ltd.	41,000	219,009
		7,899,478
Tobacco - 0.1%
KT&G Corp.	14,610	920,281
Scandinavian Tobacco Group A/S (c)	81,478	1,209,392
		2,129,673
TOTAL CONSUMER STAPLES		222,325,598
ENERGY - 10.3%
Energy Equipment & Services - 0.1%
John Wood Group PLC (a)	1,436,936	2,478,317
PHX Energy Services Corp.	139,484	740,294
Total Energy Services, Inc.	148,140	884,514
		4,103,125
Oil, Gas & Consumable Fuels - 10.2%
Adams Resources & Energy, Inc.	9,584	305,155
Antero Resources Corp. (a)	685,959	20,194,633
Berry Corp.	500,211	4,176,762
Bonterra Energy Corp. (a)(b)	63,815	315,681
Callon Petroleum Co. (a)(b)	172,535	6,444,182
Cenovus Energy, Inc. (Canada)	1,294,139	24,655,599
China Petroleum & Chemical Corp. (H Shares)	10,840,899	5,544,446
Chord Energy Corp.	190,002	31,411,131
Chord Energy Corp.:
warrants 9/1/24 (a)	36,706	1,038,780
warrants 9/1/25 (a)	18,250	337,899
Civitas Resources, Inc. (b)	344,204	25,963,308
CNX Resources Corp. (a)	192,307	4,176,908
Diamondback Energy, Inc.	64,581	10,353,626
Energy Transfer LP	88,838	1,168,220
Enterprise Products Partners LP	216,575	5,639,613
Exxon Mobil Corp.	6,756	715,123
INPEX Corp.	10,866	157,675
Iwatani Corp.	11,422	546,297
Marathon Oil Corp.	272,689	7,447,137
NACCO Industries, Inc. Class A	53,882	1,861,623
Northern Oil & Gas, Inc.	160,087	6,137,736
Oil & Natural Gas Corp. Ltd.	5,334,969	11,933,903
Oil India Ltd.	1,677,100	6,025,092
Ovintiv, Inc.	824,850	39,592,800
Parkland Corp.	62,551	1,893,107
Petronet LNG Ltd.	1,845,000	4,421,079
Range Resources Corp.	693,554	24,856,975
Shell PLC (London)	67,679	2,181,081
Southwestern Energy Co. (a)	1,739,764	12,404,517
TotalEnergies SE sponsored ADR	741,122	49,358,725
Unit Corp. (b)	7,116	391,878
Unit Corp. warrants 9/3/27 (a)	22,685	77,129
		311,727,820
TOTAL ENERGY		315,830,945
FINANCIALS - 14.0%
Banks - 4.8%
ACNB Corp.	44,066	1,516,311
Associated Banc-Corp.	545,772	8,846,964
Bar Harbor Bankshares	77,558	1,940,501
C & F Financial Corp.	1,876	98,790
Cadence Bank	366,938	7,771,747
Camden National Corp.	39,633	1,155,698
Central Pacific Financial Corp.	19,050	300,609
Community Trust Bancorp, Inc.	7,229	271,521
East West Bancorp, Inc.	100,628	5,395,673
First Bancorp, Puerto Rico	359,775	4,802,996
First Foundation, Inc.	3,633	16,494
First of Long Island Corp.	125,659	1,349,578
FNB Corp., Pennsylvania	634,342	6,781,116
Intercorp Financial Services, Inc.	73,604	1,382,283
Meridian Corp.	6,834	68,340
Nicolet Bankshares, Inc.	23,972	1,745,641
Oak Valley Bancorp Oakdale California	15,019	374,724
OFG Bancorp	11,349	336,157
Plumas Bancorp	22,587	771,346
QCR Holdings, Inc.	70,098	3,326,150
Southern Missouri Bancorp, Inc.	34,967	1,414,415
Sparebank 1 Oestlandet	125,123	1,388,893
Sparebank 1 Sr Bank ASA (primary capital certificate)	133,692	1,450,501
Sparebanken Nord-Norge	295,433	2,496,554
Synovus Financial Corp.	450,659	11,748,680
The First Bancorp, Inc.	21,259	498,098
U.S. Bancorp	145,796	4,647,976
Union Bankshares, Inc. (b)	9,698	261,749
United Community Bank, Inc.	357,296	7,892,669
Unity Bancorp, Inc.	12,776	307,391
Washington Trust Bancorp, Inc.	77,946	1,807,568
Webster Financial Corp.	170,597	6,477,568
Wells Fargo & Co.	1,266,844	50,382,386
West Bancorp., Inc.	73,894	1,214,078
Wintrust Financial Corp.	93,540	6,986,503
		147,227,668
Capital Markets - 2.1%
ABG Sundal Collier ASA	333,847	151,220
Azimut Holding SpA	13,727	288,748
Banca Generali SpA	41,120	1,332,248
Bank of New York Mellon Corp.	12,638	537,115
DWS Group GmbH & Co. KGaA (c)	18,359	537,314
Federated Hermes, Inc.	300,246	9,517,798
Korea Ratings Corp.	1,400	79,036
Lazard Ltd. Class A	339,811	9,436,551
LPL Financial	36,173	8,121,562
PJT Partners, Inc.	622	48,740
Rathbone Brothers PLC	198,617	3,616,307
Raymond James Financial, Inc.	192,130	18,336,887
SEI Investments Co.	1,012	54,304
Stifel Financial Corp.	121,622	6,932,454
T. Rowe Price Group, Inc.	1,186	107,333
Van Lanschot Kempen NV (Bearer)	109,662	2,941,446
Vontobel Holdings AG	26,830	1,563,228
		63,602,291
Consumer Finance - 1.0%
Aeon Credit Service (Asia) Co. Ltd.	1,868,727	1,288,020
Discover Financial Services	314,971	25,852,820
OneMain Holdings, Inc.	96,190	3,456,107
		30,596,947
Financial Services - 1.4%
ASAX Co. Ltd.	910	3,899
Enact Holdings, Inc.	342,611	9,442,359
Essent Group Ltd.	111,622	5,273,023
Far East Horizon Ltd.	108,766	76,532
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	593	73,236
Class C (non-vtg.)	38,143	5,666,524
FleetCor Technologies, Inc. (a)	58,128	13,088,682
Fuyo General Lease Co. Ltd.	15,081	1,226,096
Nice Information & Telecom, Inc.	46,280	699,125
Tokyo Century Corp.	17,713	682,459
Zenkoku Hosho Co. Ltd.	188,534	6,028,993
		42,260,928
Insurance - 4.7%
American Financial Group, Inc.	93,156	10,187,540
ASR Nederland NV	238,411	8,879,646
Db Insurance Co. Ltd.	91,060	5,915,483
Direct Line Insurance Group PLC (a)	5,859,027	10,774,609
First American Financial Corp.	51,275	2,637,586
Grupo Catalana Occidente SA	48,348	1,547,500
Hartford Financial Services Group, Inc.	12,842	943,245
Hiscox Ltd.	12,473	142,204
National Western Life Group, Inc.	11,671	5,589,242
NN Group NV	124,159	3,982,075
Primerica, Inc.	37,775	7,221,069
Qualitas Controladora S.A.B. de CV	74,939	618,956
Reinsurance Group of America, Inc.	212,845	31,813,942
Selective Insurance Group, Inc.	131,011	13,639,555
Talanx AG	94,165	5,923,359
The Travelers Companies, Inc.	3,032	507,678
Unum Group	699,588	34,209,853
		144,533,542
TOTAL FINANCIALS		428,221,376
HEALTH CARE - 12.0%
Biotechnology - 0.5%
Amgen, Inc.	403	103,047
Cell Biotech Co. Ltd.	49,400	395,773
Essex Bio-Technology Ltd.	1,328,100	474,920
Gilead Sciences, Inc.	135,608	10,650,652
Regeneron Pharmaceuticals, Inc. (a)	504	393,065
United Therapeutics Corp. (a)	16,884	3,762,768
		15,780,225
Health Care Equipment & Supplies - 0.7%
Arts Optical International Holdings Ltd.	155,720	16,467
Embecta Corp.	239,449	3,620,469
Envista Holdings Corp. (a)	7,662	178,295
Fukuda Denshi Co. Ltd.	204,016	7,290,272
Hoshi Iryo-Sanki Co. Ltd.	28,035	711,920
I-Sens, Inc.	70,200	1,195,290
InBody Co. Ltd.	85,500	1,366,691
Medikit Co. Ltd.	5,369	94,849
Nakanishi, Inc.	46,104	1,012,594
Prim SA	113,528	1,255,296
St. Shine Optical Co. Ltd.	39,100	219,165
Techno Medica Co. Ltd.	2,824	42,679
Utah Medical Products, Inc.	25,039	1,991,101
Value Added Technology Co. Ltd.	63,387	1,362,276
Vieworks Co. Ltd.	43,800	957,350
Zimmer Biomet Holdings, Inc.	3,630	379,008
		21,693,722
Health Care Providers & Services - 9.1%
Centene Corp. (a)	309,260	21,332,755
Ci Medical Co. Ltd.	13,054	320,645
Cigna Group	113,233	35,011,644
CVS Health Corp.	69,100	4,768,591
Elevance Health, Inc.	132,056	59,437,085
Henry Schein, Inc. (a)	70,350	4,571,343
Hi-Clearance, Inc.	186,882	760,844
Humana, Inc.	43,402	22,729,193
Laboratory Corp. of America Holdings	60,571	12,097,846
Medica Sur SA de CV	136,480	321,726
Quest Diagnostics, Inc.	50,565	6,578,507
Select Medical Holdings Corp.	18,146	412,459
Ship Healthcare Holdings, Inc.	42,034	648,968
Sinopharm Group Co. Ltd. (H Shares)	4,870,908	11,647,720
UnitedHealth Group, Inc.	122,396	65,550,389
Universal Health Services, Inc. Class B	246,298	31,006,455
WIN-Partners Co. Ltd.	246,366	1,829,635
		279,025,805
Health Care Technology - 0.0%
Software Service, Inc.	5,634	321,017
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	65,516	15,983,283
Pharmaceuticals - 1.2%
Bliss Gvs Pharma Ltd.	110,498	111,519
China Medical System Holdings Ltd.	1,162,174	1,858,431
Consun Pharmaceutical Group Ltd.	462,670	272,134
Dai Han Pharmaceutical Co. Ltd.	32,100	636,020
Daito Pharmaceutical Co. Ltd.	109,642	1,400,739
Dawnrays Pharmaceutical Holdings Ltd.	7,530,677	1,070,858
DongKook Pharmaceutical Co. Ltd.	158,280	1,890,314
Faes Farma SA	361,238	1,133,300
Fuji Pharma Co. Ltd.	45,886	354,463
Genomma Lab Internacional SA de CV	265,928	199,420
Granules India Ltd.	14,327	56,070
Huons Co. Ltd.	78,866	2,364,774
Hypera SA (a)	136,400	819,469
Jazz Pharmaceuticals PLC (a)	28,810	3,659,446
Korea United Pharm, Inc.	4,980	86,015
Kwang Dong Pharmaceutical Co. Ltd.	450,892	2,462,825
Lee's Pharmaceutical Holdings Ltd.	2,487,068	387,373
Nippon Chemiphar Co. Ltd.	9,084	99,306
Recordati SpA	73,427	3,387,420
Sanofi SA	154,457	14,025,656
Sanofi SA sponsored ADR	13,914	629,609
Syngen Biotech Co. Ltd.	35,000	171,847
		37,077,008
TOTAL HEALTH CARE		369,881,060
INDUSTRIALS - 15.3%
Aerospace & Defense - 0.7%
Cadre Holdings, Inc.	163,504	4,586,287
Huntington Ingalls Industries, Inc.	50,997	11,210,161
Leonardo DRS, Inc. (a)(b)	51,595	983,917
Rheinmetall AG	3,174	908,114
V2X, Inc. (a)	46,769	2,388,493
		20,076,972
Air Freight & Logistics - 0.4%
AIT Corp.	19,162	209,646
Compania de Distribucion Integral Logista Holdings SA	140,542	3,447,040
Hamakyorex Co. Ltd.	145,462	3,641,573
SENKO Co. Ltd.	58,259	401,392
Sinotrans Ltd. (H Shares)	3,493,415	1,148,154
Trancom Co. Ltd.	68,934	3,166,969
		12,014,774
Building Products - 0.8%
Builders FirstSource, Inc. (a)	41,959	4,553,391
Hayward Holdings, Inc. (a)	1,178,590	12,375,195
Kondotec, Inc.	186,879	1,405,150
Masonite International Corp. (a)	56,801	4,495,231
Nihon Dengi Co. Ltd.	36,116	969,636
Nihon Flush Co. Ltd.	131,236	772,142
Owens Corning	4,116	466,631
Sekisui Jushi Corp.	15,481	252,457
		25,289,833
Commercial Services & Supplies - 1.0%
Aeon Delight Co. Ltd.	23,200	511,555
AJIS Co. Ltd.	82,231	1,239,272
BIC SA	4,841	303,494
Civeo Corp.	119,538	2,390,760
CoreCivic, Inc. (a)	533,173	6,771,297
CTS Co. Ltd.	402	1,771
Fursys, Inc.	10,428	224,009
Lion Rock Group Ltd.	1,725,512	227,179
Mears Group PLC	109,434	342,505
Mitie Group PLC	5,286,082	6,328,594
Pilot Corp.	541	18,359
Prosegur Compania de Seguridad SA (Reg.)	33,748	50,421
S1 Corp.	38,793	1,565,575
Takkt AG	31,073	397,828
The GEO Group, Inc. (a)	252,881	2,210,180
VSE Corp.	147,424	7,931,411
		30,514,210
Construction & Engineering - 1.1%
Boustead Singapore Ltd.	675,159	401,846
Bowman Consulting Group Ltd. (a)	58,546	1,555,567
Dai-Dan Co. Ltd.	23,131	227,160
Daiichi Kensetsu Corp.	116,300	1,245,031
EMCOR Group, Inc.	79,371	16,402,017
Fuji Furukawa Engineering & Construction Co. Ltd.	1,648	51,695
Geumhwa PSC Co. Ltd.	37,639	723,708
Lycopodium Ltd.	21,556	125,501
Meisei Industrial Co. Ltd.	133,777	903,501
Mirait One Corp.	44,645	591,714
Nippon Rietec Co. Ltd.	116,351	1,004,013
Primoris Services Corp.	172,932	5,198,336
Raiznext Corp.	393,531	3,682,743
Shinnihon Corp.	206,404	1,663,619
Sinopec Engineering Group Co. Ltd. (H Shares)	9,576	4,786
United Integrated Services Co.	32,200	238,879
		34,020,116
Electrical Equipment - 1.3%
Acuity Brands, Inc.	88,287	14,299,845
Aichi Electric Co. Ltd.	44,526	1,089,468
AQ Group AB	88,616	3,588,319
Chiyoda Integre Co. Ltd.	39,543	724,817
GrafTech International Ltd.	2,229,902	7,693,162
Hammond Power Solutions, Inc. Class A	55,855	2,856,087
Korea Electric Terminal Co. Ltd.	59,986	2,801,286
nVent Electric PLC	61,037	2,937,711
Sensata Technologies, Inc. PLC	41,243	1,314,827
Servotronics, Inc. (a)	8,997	88,890
TKH Group NV (bearer) (depositary receipt)	109,323	3,988,462
Vitzrocell Co. Ltd.	12,100	152,265
		41,535,139
Ground Transportation - 0.5%
Alps Logistics Co. Ltd.	290,146	3,035,802
Chilled & Frozen Logistics Holdings Co. Ltd.	92,067	847,096
Sakai Moving Service Co. Ltd.	300,541	5,129,628
Stef SA	26,619	2,861,621
Universal Logistics Holdings, Inc.	164,301	3,677,056
		15,551,203
Industrial Conglomerates - 0.5%
DCC PLC (United Kingdom)	212,146	11,770,983
Mytilineos SA	69,756	2,581,833
		14,352,816
Machinery - 2.9%
Aalberts Industries NV	557,739	17,362,026
AGCO Corp.	4,738	543,259
Allison Transmission Holdings, Inc.	8,671	437,192
Beijer Alma AB (B Shares)	169,749	2,697,748
Crane Co.	207,069	20,154,026
Daiwa Industries Ltd.	98,924	848,288
EnPro Industries, Inc.	47,391	5,263,244
ESAB Corp.	108,232	6,851,086
Estic Corp.	43,478	272,058
Haitian International Holdings Ltd.	779,253	1,858,973
Hillenbrand, Inc.	323,400	12,298,902
Hosokawa Micron Corp. (b)	12,754	357,969
Hy-Lok Corp.	11,000	192,946
Hyster-Yale Materials Handling, Inc. Class A	34,903	1,396,469
ITT, Inc.	80,730	7,536,146
JOST Werke AG (c)	8,847	405,332
Luxfer Holdings PLC sponsored	92,277	763,131
Maruzen Co. Ltd.	84,048	1,214,166
Miller Industries, Inc.	35,959	1,307,829
Mincon Group PLC	192,042	117,856
Nadex Co. Ltd. (b)	82,788	550,800
Precision Tsugami China Corp. Ltd.	31,118	31,996
Semperit AG Holding	42,123	679,252
Shinwa Co. Ltd.	11,408	181,058
SIMPAC, Inc.	127,420	310,394
Stabilus Se	8,313	526,880
Takamatsu Machinery Co. Ltd.	35,523	118,641
Takeuchi Manufacturing Co. Ltd.	52,478	1,497,256
TK Group Holdings Ltd.	870,279	150,459
Tocalo Co. Ltd.	249,328	2,253,617
Trinity Industrial Corp.	85,563	555,463
Yamada Corp.	7,276	207,188
		88,941,650
Marine Transportation - 0.0%
SITC International Holdings Co. Ltd.	230,000	354,293
Tokyo Kisen Co. Ltd.	60,847	234,175
		588,468
Passenger Airlines - 0.1%
Jet2 PLC	171,785	2,092,137
Professional Services - 3.2%
ABIST Co. Ltd.	1,606	32,735
Altech Corp.	38,637	656,602
Artner Co. Ltd.	26,597	301,016
Barrett Business Services, Inc.	7,991	730,857
CACI International, Inc. Class A (a)	41,208	13,382,710
Careerlink Co. Ltd. (b)	4,971	80,914
Concentrix Corp.	212,625	16,204,151
Creek & River Co. Ltd.	1,744	22,749
E-Credible Co. Ltd.	27,075	276,625
eClerx Services Ltd.	1,725	40,575
Gakujo Co. Ltd. (b)	31,890	355,677
Genpact Ltd.	485,375	16,279,478
Hito Communications Holdings, Inc.	20,425	166,328
HRnetgroup Ltd.	515,473	259,573
IFIS Japan Ltd.	21,074	81,726
JAC Recruitment Co. Ltd.	11,635	185,717
KBR, Inc.	288,670	16,786,161
Maximus, Inc.	186,342	13,923,474
Open Up Group, Inc.	11,454	142,074
Persol Holdings Co. Ltd.	1,026,394	1,538,992
Quick Co. Ltd.	121,086	1,625,107
Science Applications International Corp.	69,685	7,612,389
SS&C Technologies Holdings, Inc.	641	32,210
Synergie SA	13,910	436,394
Verra Mobility Corp. (a)	296,142	5,854,727
WDB Holdings Co. Ltd.	74,927	1,063,633
Will Group, Inc.	120,219	866,118
World Holdings Co. Ltd.	45,270	694,219
		99,632,931
Trading Companies & Distributors - 2.7%
AddTech AB (B Shares)	2,757	40,358
AerCap Holdings NV (a)	26,024	1,616,611
Alconix Corp.	246,147	2,229,220
Alligo AB (B Shares)	27,132	212,925
Beacon Roofing Supply, Inc. (a)	119,048	8,472,646
Bergman & Beving AB (B Shares)	46,195	619,109
Bossard Holding AG	7,270	1,496,118
Chori Co. Ltd.	165,734	3,207,834
Core & Main, Inc. (a)	378,541	11,386,513
Ferguson PLC	80,116	12,033,423
Global Industrial Co.	38,868	1,241,833
Goodfellow, Inc.	121,993	1,249,180
Green Cross Co. Ltd.	54,419	371,757
Hanwa Co. Ltd.	12,006	361,898
Inaba Denki Sangyo Co. Ltd.	42,910	894,798
Itochu Corp.	487,286	17,552,544
KS Energy Services Ltd. (a)(d)	844,196	8,016
Lumax International Corp. Ltd.	148,200	371,466
Mitani Shoji Co. Ltd.	326,889	2,996,359
Momentum Group Komponenter & Tjanster AB	178,619	1,548,972
Parker Corp.	183,808	917,732
Rasa Corp.	18,401	207,535
Richelieu Hardware Ltd.	81,284	2,431,340
RS GROUP PLC	428,848	3,529,860
Sanyo Trading Co. Ltd.	14,542	128,291
Senshu Electric Co. Ltd. (b)	189,461	3,897,828
Totech Corp.	104,703	3,321,909
Yamazen Co. Ltd.	15,208	123,207
Yuasa Trading Co. Ltd.	42,529	1,163,242
		83,632,524
Transportation Infrastructure - 0.1%
Daito Koun Co. Ltd.	2,167	10,211
Isewan Terminal Service Co. Ltd.	160,823	807,523
Meiko Transportation Co. Ltd.	84,284	674,736
Qingdao Port International Co. Ltd. (H Shares) (c)	2,221,782	1,109,882
		2,602,352
TOTAL INDUSTRIALS		470,845,125
INFORMATION TECHNOLOGY - 15.1%
Electronic Equipment, Instruments & Components - 6.7%
Advanced Energy Industries, Inc.	149,952	13,084,812
Belden, Inc.	119,224	8,452,982
CDW Corp.	93,723	18,782,089
Crane Nxt Co.	216,055	11,234,860
Daido Signal Co. Ltd.	15	41
Daiwabo Holdings Co. Ltd.	171,540	3,260,411
Dexerials Corp.	80,058	1,826,149
Elematec Corp.	69,099	786,458
Flex Ltd. (a)	319,784	8,224,844
FLEXium Interconnect, Inc.	64,700	166,745
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,902,900	11,640,069
IDIS Holdings Co. Ltd.	86,849	731,172
Insight Enterprises, Inc. (a)	94,534	13,546,722
Jabil, Inc.	96,712	11,876,234
Kingboard Chemical Holdings Ltd.	7,810,627	19,021,039
Makus, Inc.	69,400	448,667
Maruwa Ceramic Co. Ltd.	7,813	1,370,896
Methode Electronics, Inc. Class A	191,714	4,384,499
Nippo Ltd.	74,201	636,880
PAX Global Technology Ltd.	6,109,368	4,217,021
Redington (India) Ltd.	3,518,322	6,026,023
Riken Keiki Co. Ltd.	8,171	334,802
SAMT Co. Ltd.	8,500	15,990
Shibaura Electronics Co. Ltd.	43,557	1,628,199
Simplo Technology Co. Ltd.	883,000	9,090,257
TD SYNNEX Corp.	291,879	26,759,467
Test Research, Inc.	16,000	29,682
Thinking Electronic Industries Co. Ltd.	498,900	2,108,059
Tomen Devices Corp.	37,492	1,248,380
Tripod Technology Corp.	504,000	2,578,298
Vontier Corp.	477,921	14,127,345
VSTECS Holdings Ltd.	10,852,717	5,487,673
Yageo Corp.	152,000	2,476,230
		205,602,995
IT Services - 2.9%
ALTEN	13,929	1,640,370
Amdocs Ltd.	336,230	26,952,197
Argo Graphics, Inc.	85,787	1,880,059
Asahi Intelligence Service Co.	3,952	32,302
Avant Group Corp.	26,630	225,161
CDS Co. Ltd.	37,222	422,856
Cognizant Technology Solutions Corp. Class A	265,851	17,139,414
CSE Global Ltd.	4,384,642	1,314,453
Densan System Holdings Co. Ltd.	4,780	86,351
Dimerco Data System Corp.	87,318	270,522
DTS Corp.	67,967	1,395,933
Econocom Group SA	544,873	1,334,667
Estore Corp.	18,076	147,464
Future Corp.	42,929	489,948
Gabia, Inc.	97,100	1,047,593
Himacs Ltd.	3,143	28,671
Indra Sistemas SA	1,037,001	14,538,572
Information Planning Co.	13,820	280,492
Know IT AB	43,734	548,514
Neurones	8,140	295,854
Pole To Win Holdings, Inc.	28,383	87,728
Societe Pour L'Informatique Industrielle SA	178,137	8,463,055
Sopra Steria Group	44,498	7,971,208
TDC Soft, Inc.	63,336	660,512
TIS, Inc.	55,178	1,181,629
		88,435,525
Semiconductors & Semiconductor Equipment - 2.4%
ASMPT Ltd.	448,966	3,802,541
Japan Material Co. Ltd.	10,401	146,066
Machvision, Inc.	22,000	122,001
Melexis NV	11,526	845,769
Micron Technology, Inc.	201,940	13,503,728
MKS Instruments, Inc.	201,807	13,250,648
Novatek Microelectronics Corp.	10,000	140,722
Parade Technologies Ltd.	120,000	3,931,396
Powertech Technology, Inc.	1,260,000	4,090,380
Renesas Electronics Corp. (a)	523,795	6,880,372
Skyworks Solutions, Inc.	133,362	11,567,820
Sumco Corp.	166,417	2,150,466
Systems Technology, Inc.	24,400	496,763
Taiwan Semiconductor Manufacturing Co. Ltd.	453,000	7,392,933
Topco Scientific Co. Ltd.	1,022,031	5,335,910
		73,657,515
Software - 0.6%
ANSYS, Inc. (a)	18,947	5,272,192
Cresco Ltd.	73,034	799,444
Enghouse Systems Ltd.	2,700	63,394
Focus Systems Corp.	6,315	41,482
Fukui Computer Holdings, Inc.	23,150	397,438
Hecto Innovation Co. Ltd.	71,300	683,755
Jastec Co. Ltd.	11,637	119,347
Justsystems Corp.	11,666	207,893
KSK Co., Ltd.	64,861	1,089,602
Linedata Services	805	44,122
NetGem SA	52,247	51,966
NSW, Inc.	20,461	368,891
Open Text Corp.	140,352	4,685,991
Pro-Ship, Inc.	65,580	566,742
System Research Co. Ltd.	15,070	324,251
VMware, Inc. Class A (a)	32,613	4,750,083
		19,466,593
Technology Hardware, Storage & Peripherals - 2.5%
Dell Technologies, Inc.	239,193	16,004,404
Elecom Co. Ltd.	64,037	726,092
MCJ Co. Ltd.	311,738	2,242,761
Samsung Electronics Co. Ltd.	234,110	11,635,523
Seagate Technology Holdings PLC	617,947	42,174,883
TSC Auto ID Technology Corp.	360,046	2,584,409
		75,368,072
TOTAL INFORMATION TECHNOLOGY		462,530,700
MATERIALS - 5.4%
Chemicals - 2.9%
Axalta Coating Systems Ltd. (a)	469,701	12,320,257
C. Uyemura & Co. Ltd.	96,871	5,259,625
Celanese Corp. Class A	84,833	9,714,227
EcoGreen International Group Ltd. (a)(d)	5,636,190	1,094,790
Element Solutions, Inc.	446,849	8,146,057
FMC Corp.	83,126	4,422,303
Fujikura Kasei Co., Ltd.	156,096	451,844
Gujarat Narmada Valley Fertilizers Co.	194,742	1,617,483
Gujarat State Fertilizers & Chemicals Ltd.	1,815,587	4,365,424
Huntsman Corp.	460,002	10,731,847
Jcu Corp.	41,417	903,428
LyondellBasell Industries NV Class A	248,596	22,433,303
Miwon Commercial Co. Ltd.	2,800	341,469
Muto Seiko Co. Ltd.	23,268	254,276
Scientex Bhd	9,800	7,504
Soulbrain Co. Ltd.	9,000	1,551,846
Tronox Holdings PLC	374,216	4,000,369
Yip's Chemical Holdings Ltd.	2,539,700	473,945
		88,089,997
Construction Materials - 0.6%
Buzzi SpA	46,527	1,230,755
Eagle Materials, Inc.	48,266	7,428,620
GCC S.A.B. de CV	38,174	339,901
Mitani Sekisan Co. Ltd.	108,806	3,280,498
RHI Magnesita NV	32,456	1,012,252
Vertex Corp.	3,284	29,720
Wienerberger AG	172,625	4,190,095
		17,511,841
Containers & Packaging - 0.7%
Chuoh Pack Industry Co. Ltd.	43,828	381,336
Corticeira Amorim SGPS SA	158,107	1,534,077
Groupe Guillin SA	7,151	200,890
Kohsoku Corp.	195,131	2,622,823
Mayr-Melnhof Karton AG	25,735	3,022,553
Packaging Corp. of America	73,678	11,276,418
Silgan Holdings, Inc.	24,624	986,437
The Pack Corp.	149,459	3,322,143
		23,346,677
Metals & Mining - 0.5%
Boliden AB	17,499	447,961
CI Resources Ltd.	42,499	38,459
CK-SAN-ETSU Co. Ltd.	4,184	98,653
Commercial Metals Co.	14,620	618,280
Hill & Smith Holdings PLC	59,300	1,187,816
Mount Gibson Iron Ltd. (a)	653,168	205,941
Tohoku Steel Co. Ltd.	48,691	570,623
Tokyo Tekko Co. Ltd.	85,842	2,108,165
Warrior Metropolitan Coal, Inc.	184,199	8,976,017
Webco Industries, Inc. (a)	539	94,325
		14,346,240
Paper & Forest Products - 0.7%
Miquel y Costas & Miquel SA	21,150	240,348
Stella-Jones, Inc.	288,158	15,094,139
Sylvamo Corp.	162,661	7,205,882
Western Forest Products, Inc.	408,291	211,985
		22,752,354
TOTAL MATERIALS		166,047,109
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Apple Hospitality (REIT), Inc.	23,187	363,572
Mapletree Industrial (REIT)	573,658	901,735
		1,265,307
Real Estate Management & Development - 0.6%
Anabuki Kosan, Inc. (b)	8,831	114,251
Branicks Group AG (b)	121,179	500,056
Jones Lang LaSalle, Inc. (a)	84,349	10,789,924
LSL Property Services PLC	132,398	379,779
Real Matters, Inc. (a)	370,188	1,305,368
Relo Group, Inc.	22,475	222,819
Robinsons Land Corp.	3,583,530	878,858
Savills PLC	405,905	3,885,188
Selvaag Bolig ASA	57,888	137,842
Servcorp Ltd.	98,825	189,762
Tejon Ranch Co. (a)	55,776	865,644
		19,269,491
TOTAL REAL ESTATE		20,534,798
UTILITIES - 1.7%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc.	148,080	1,895,993
PG&E Corp. (a)	2,797,089	45,592,551
Power Grid Corp. of India Ltd.	5,733	13,920
Southern Co.	12,200	821,060
		48,323,524
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	465,334	1,375,586
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	4,501,400	3,298,356
Vistra Corp.	16,940	554,277
		3,852,633
TOTAL UTILITIES		53,551,743
TOTAL COMMON STOCKS (Cost $2,722,406,583)		2,983,723,991

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% (d)(f) (Cost $0)	388,666	0

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	83,282,262	83,298,918
Fidelity Securities Lending Cash Central Fund 5.40% (g)(h)	43,458,194	43,462,540
TOTAL MONEY MARKET FUNDS (Cost $126,761,457)		126,761,458

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,849,168,040)	3,110,485,449
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(40,623,797)
NET ASSETS - 100.0%	3,069,861,652

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,121,557 or 0.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Non-income producing - Security is in default.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	109,033,357	237,108,376	262,842,815	1,409,062	-	-	83,298,918	0.2%
Fidelity Securities Lending Cash Central Fund 5.40%	33,475,452	99,858,573	89,871,485	24,430	-	-	43,462,540	0.2%
Total	142,508,809	336,966,949	352,714,300	1,433,492	-	-	126,761,458

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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